UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/13 (Unaudited)

COMMON STOCKS (38.5%)(a)
			Shares	Value

Basic materials (1.7%)

Amcor, Ltd. (Australia)			11,527	$106,624

American Vanguard Corp.			167	4,188

Asahi Kasei Corp. (Japan)			17,000	124,397

Assa Abloy AB Class B (Sweden)			3,724	158,572

Axiall Corp.			134	5,364

BASF SE (Germany)			3,985	348,292

Bemis Co., Inc.			2,690	107,035

BHP Billiton PLC (United Kingdom)			4,872	141,792

BHP Billiton, Ltd. (Australia)			7,907	250,287

Cambrex Corp.(NON)			1,667	22,721

Chemtura Corp.(NON)			1,487	32,595

Horsehead Holding Corp.(NON)			1,732	20,559

Innophos Holdings, Inc.			444	21,743

Innospec, Inc.			421	17,227

International Flavors & Fragrances, Inc.			1,900	150,119

KapStone Paper and Packaging Corp.			394	16,548

Koninklijke Boskalis Westminster NV (Netherlands)			2,819	111,586

Koppers Holdings, Inc.			136	5,273

Kraton Performance Polymers, Inc.(NON)			493	9,145

L.B. Foster Co. Class A			274	11,623

Landec Corp.(NON)			1,043	13,768

Louisiana-Pacific Corp.(NON)			159	2,379

LSB Industries, Inc.(NON)			1,260	37,825

Minerals Technologies, Inc.			163	7,237

Nitto Denko Corp. (Japan)			3,600	190,490

NN, Inc.			1,265	17,470

OM Group, Inc.(NON)			421	11,965

Packaging Corp. of America			2,850	151,164

PPG Industries, Inc.			2,244	350,535

Rio Tinto PLC (United Kingdom)			2,482	112,044

Rio Tinto, Ltd. (Australia)			2,506	129,037

S&W Seed Co.(NON)			1,108	9,230

Sherwin-Williams Co. (The)			1,634	281,702

Sigma-Aldrich Corp.			1,161	95,748

Sumitomo Metal Mining Co., Ltd. (Japan)			9,000	120,687

Syngenta AG (Switzerland)			422	165,453

Trex Co., Inc.(NON)			455	20,143

Tronox, Ltd. Class A			372	7,946

voestalpine AG (Austria)			4,073	174,277

W.R. Grace & Co.(NON)			87	6,990

Wendel SA (France)			1,169	142,342

				3,714,122
Capital goods (1.8%)

ABB, Ltd. (Switzerland)			7,587	162,267

Aisin Seiki Co., Ltd. (Japan)			2,900	110,724

Alliant Techsystems, Inc.			251	24,287

Altra Holdings, Inc.			931	23,135

Astronics Corp.(NON)			197	9,166

AZZ, Inc.			413	15,504

Ball Corp.			3,547	157,558

Boeing Co. (The)			2,412	250,655

Chart Industries, Inc.(NON)			327	37,337

Chase Corp.			547	16,257

Douglas Dynamics, Inc.			805	11,318

DXP Enterprises, Inc.(NON)			173	11,761

European Aeronautic Defence and Space Co. NV (France)			5,493	316,565

Franklin Electric Co., Inc.			626	22,486

Generac Holdings, Inc.			520	20,587

General Dynamics Corp.			3,223	268,315

Greenbrier Companies, Inc.(NON)			1,106	24,962

HEICO Corp.			177	11,063

Hyster-Yale Materials Holdings, Inc.			135	10,207

IHI Corp. (Japan)			34,000	136,565

II-VI, Inc.(NON)			1,238	23,869

IMI PLC (United Kingdom)			8,549	190,114

JGC Corp. (Japan)			5,000	170,046

Kadant, Inc.			522	16,219

Lockheed Martin Corp.			1,554	190,241

Miller Industries, Inc.			663	10,621

Mine Safety Appliances Co.			206	9,915

NACCO Industries, Inc. Class A			80	4,446

Northrop Grumman Corp.			2,720	250,974

NSK, Ltd. (Japan)			18,000	166,818

Polypore International, Inc.(NON)			126	5,387

Raytheon Co.			3,598	271,325

Rockwell Collins, Inc.			1,393	98,583

Roper Industries, Inc.			1,163	143,863

Singapore Technologies Engineering, Ltd. (Singapore)			43,000	133,051

Standard Motor Products, Inc.			916	28,085

Standex International Corp.			231	12,333

Stoneridge, Inc.(NON)			1,547	19,245

Tenneco, Inc.(NON)			222	10,241

THK Co., Ltd. (Japan)			5,300	102,200

TriMas Corp.(NON)			1,008	35,421

United Technologies Corp.			2,227	222,923

Valmont Industries, Inc.			77	10,392

Vinci SA (France)			2,804	144,790

WESCO International, Inc.(NON)			238	17,557

				3,929,378
Communication services (1.3%)

Arris Group, Inc.(NON)			273	4,278

Aruba Networks, Inc.(NON)			309	5,139

AT&T, Inc.			10,560	357,245

BroadSoft, Inc.(NON)			93	2,994

BT Group PLC (United Kingdom)			31,891	160,768

CalAmp Corp.(NON)			915	14,997

CenturyLink, Inc.			4,405	145,894

Deutsche Telekom AG (Germany)			10,888	139,469

EchoStar Corp. Class A(NON)			1,815	73,072

Frontier Communications Corp.			3,439	14,891

HSN, Inc.			227	12,226

IAC/InterActiveCorp.			3,995	196,115

Inteliquent, Inc.			738	5,904

Iridium Communications, Inc.(NON)			1,357	9,078

Loral Space & Communications, Inc.			219	14,478

NeuStar, Inc. Class A(NON)			397	20,064

NTT DoCoMo, Inc. (Japan)			91	145,417

Orange (France)			10,803	109,596

Ruckus Wireless, Inc.(NON)			595	8,086

SBA Communications Corp. Class A(NON)			1,181	88,575

Tele2 AB Class B (Sweden)			6,640	83,459

Telefonica SA (Spain)(NON)			9,555	129,756

Telenor ASA (Norway)			6,052	125,790

Telstra Corp., Ltd. (Australia)			33,483	145,613

Ubiquiti Networks, Inc.			951	33,342

USA Mobility, Inc.			701	9,898

Verizon Communications, Inc.			13,189	624,895

Vodafone Group PLC (United Kingdom)			47,784	152,730

				2,833,769
Conglomerates (0.8%)

3M Co.			5,974	678,527

Danaher Corp.			5,722	374,905

General Electric Co.			10,156	235,010

Marubeni Corp. (Japan)			9,000	65,179

Siemens AG (Germany)			2,402	254,254

				1,607,875
Consumer cyclicals (5.5%)

Adidas AG (Germany)			1,104	116,728

Advance Auto Parts, Inc.			1,109	88,798

Amazon.com, Inc.(NON)			2,507	704,417

ANN, Inc.(NON)			704	24,429

Ascent Capital Group, Inc. Class A(NON)			73	5,390

AutoZone, Inc.(NON)			470	197,372

Babcock International Group PLC (United Kingdom)			7,593	133,907

Bayerische Motoren Werke (BMW) AG (Germany)			1,376	129,647

Big Lots, Inc.(NON)			582	20,614

Blyth, Inc.			464	4,283

Brown Shoe Co., Inc.			348	7,802

Brunswick Corp.			618	22,470

Buckle, Inc. (The)			201	10,408

Bureau Veritas SA (France)			4,258	128,647

Carmike Cinemas, Inc.(NON)			636	11,149

Compagnie Financiere Richemont SA (Switzerland)			1,218	115,719

Compass Group PLC (United Kingdom)			9,288	123,209

Continental AG (Germany)			1,044	157,573

Corporate Executive Board Co. (The)			131	8,494

Crocs, Inc.(NON)			317	4,267

Daihatsu Motor Co., Ltd. (Japan)			6,000	111,865

Deckers Outdoor Corp.(NON)			136	7,987

Deluxe Corp.			879	34,589

Demand Media, Inc.(NON)			1,314	8,515

Destination Maternity Corp.			936	25,993

Dillards, Inc. Class A			1,668	127,202

Dollar General Corp.(NON)			2,552	137,731

Dollar Tree, Inc.(NON)			3,057	161,104

Ecolab, Inc.			4,590	419,297

Equinix, Inc.			1,556	91,944

Experian Group, Ltd. (United Kingdom)			7,132	124,893

Five Below, Inc.(NON)			110	4,043

Francesca's Holdings Corp.(NON)			205	4,945

Fuji Heavy Industries, Ltd. (Japan)			10,000	239,856

G&K Services, Inc. Class A			269	13,837

GameStop Corp. Class A			516	25,908

Genesco, Inc.(NON)			244	15,050

Global Cash Access Holdings, Inc.(NON)			1,169	9,001

Green Dot Corp. Class A(NON)			556	12,766

Harbinger Group, Inc.(NON)			2,543	23,370

Hino Motors, Ltd. (Japan)			10,000	129,415

HMS Holdings Corp.(NON)			223	5,573

Home Depot, Inc. (The)			10,133	754,807

Host Hotels & Resorts, Inc.(R)			17,137	291,843

Isuzu Motors, Ltd. (Japan)			29,000	175,172

ITV PLC (United Kingdom)			63,449	161,846

KAR Auction Services, Inc.			1,350	35,964

Kimberly-Clark Corp.			4,838	452,256

La-Z-Boy, Inc.			387	8,228

LIN Media, LLC Class A(NON)			635	10,668

Lumber Liquidators Holdings, Inc.(NON)			90	8,948

Macy's, Inc.			2,000	88,860

Marcus Corp.			1,155	14,207

MasterCard, Inc. Class A			1,263	765,479

MAXIMUS, Inc.			196	7,352

McGraw-Hill Cos., Inc. (The)			3,288	191,921

Men's Wearhouse, Inc. (The)			426	16,039

MGM China Holdings, Ltd. (Hong Kong)			45,200	134,819

MSC Industrial Direct Co., Inc. Class A			711	54,036

Namco Bandai Holdings, Inc. (Japan)			6,800	108,288

Navistar International Corp.(NON)			432	14,805

Next PLC (United Kingdom)			3,890	295,027

O'Reilly Automotive, Inc.(NON)			1,516	186,028

Omnicom Group, Inc.			3,335	202,268

OPAP SA (Greece)			10,095	100,065

Panasonic Corp. (Japan)(NON)			13,700	123,746

Paychex, Inc.			7,730	298,996

Perry Ellis International, Inc.			894	16,378

PetSmart, Inc.			1,549	109,096

Pier 1 Imports, Inc.			255	5,590

Pitney Bowes, Inc.			796	12,991

Priceline.com, Inc.(NON)			508	476,773

Randstad Holding NV (Netherlands)			1,316	61,127

ReachLocal, Inc.(NON)			427	4,688

Renault SA (France)			1,539	110,000

Ross Stores, Inc.			2,574	173,127

Ryland Group, Inc. (The)			725	25,245

Ryman Hospitality Properties(R)			3,197	105,629

Scripps Networks Interactive Class A			1,348	99,118

Sears Hometown and Outlet Stores, Inc.(NON)			354	11,356

Select Comfort Corp.(NON)			733	18,105

Sinclair Broadcast Group, Inc. Class A			1,264	30,235

SJM Holdings, Ltd. (Hong Kong)			56,000	143,456

Sonic Automotive, Inc. Class A			2,162	47,110

Steven Madden, Ltd.(NON)			212	11,448

Swatch Group AG (The) (Switzerland)			222	127,887

Swatch Group AG (The) (Switzerland)			1,270	127,212

Target Corp.			6,174	390,876

Tile Shop Holdings, Inc.(NON)			588	15,623

Time Warner, Inc.			8,858	536,175

TiVo, Inc.(NON)			511	5,963

Towers Watson & Co. Class A			919	75,588

Town Sports International Holdings, Inc.			878	10,194

Toyota Motor Corp. (Japan)			1,900	114,778

Tractor Supply Co.			1,089	133,261

Vail Resorts, Inc.			127	8,636

ValueClick, Inc.(NON)			694	14,685

Verisk Analytics, Inc. Class A(NON)			1,884	117,147

Viacom, Inc. Class B			5,358	426,282

VOXX International Corp.(NON)			1,714	20,842

Wal-Mart Stores, Inc.			508	37,074

World Fuel Services Corp.			634	24,187

				11,899,757
Consumer staples (3.7%)

AFC Enterprises(NON)			585	23,956

Altria Group, Inc.			12,623	427,667

Angie's List, Inc.(NON)			255	5,345

Anheuser-Busch InBev NV (Belgium)			1,644	152,921

Associated British Foods PLC (United Kingdom)			5,529	158,085

Barrett Business Services, Inc.			345	22,173

Beacon Roofing Supply, Inc.(NON)			208	7,557

Blue Nile, Inc.(NON)			220	7,960

Bright Horizons Family Solutions, Inc.(NON)			430	15,656

British American Tobacco (BAT) PLC (United Kingdom)			2,786	140,534

Calbee, Inc. (Japan)			1,600	155,654

Carrefour SA (France)			4,682	146,562

Church & Dwight Co., Inc.			2,002	118,819

Coca-Cola Co. (The)			2,631	100,452

Colgate-Palmolive Co.			7,567	437,146

Core-Mark Holding Co., Inc.			237	14,955

Corrections Corp. of America			4,905	161,571

DeNA Co., Ltd. (Japan)			2,400	46,858

Diageo PLC (United Kingdom)			4,483	137,140

Distribuidora Internacional de Alimentacion SA (Spain)			12,588	99,489

Dunkin' Brands Group, Inc.			1,423	61,317

General Mills, Inc.			8,597	424,004

Geo Group, Inc. (The)			4,566	142,505

Grand Canyon Education, Inc.(NON)			157	5,418

Hain Celestial Group, Inc. (The)(NON)			118	9,650

Heineken Holding NV (Netherlands)			2,741	165,410

Hershey Co. (The)			2,732	251,207

ITT Educational Services, Inc.(NON)			1,833	52,809

Japan Tobacco, Inc. (Japan)			5,100	171,904

JM Smucker Co. (The)			1,284	136,284

Kao Corp. (Japan)			2,600	75,633

Kellogg Co.			3,985	241,929

Kforce, Inc.			1,028	16,726

Koninklijke Ahold NV (Netherlands)			7,361	117,279

Kraft Foods Group, Inc.			2,511	129,994

L'Oreal SA (France)			1,205	201,064

McDonald's Corp.			2,093	197,495

MWI Veterinary Supply, Inc.(NON)			121	18,402

Nestle SA (Switzerland)			6,645	436,001

On Assignment, Inc.(NON)			569	17,167

OpenTable, Inc.(NON)			123	9,168

Panera Bread Co. Class A(NON)			484	79,386

Papa John's International, Inc.(NON)			249	16,964

PepsiCo, Inc.			4,475	356,792

Philip Morris International, Inc.			3,436	286,700

Pinnacle Foods, Inc.			524	14,200

Pool Corp.			155	8,074

Prestige Brands Holdings, Inc.(NON)			591	19,190

Procter & Gamble Co. (The)			3,181	247,768

Reckitt Benckiser Group PLC (United Kingdom)			3,719	252,722

Reynolds American, Inc.			5,307	252,772

SABMiller PLC (United Kingdom)			2,431	115,807

Spartan Stores, Inc.			486	9,992

Starbucks Corp.			7,060	497,871

Suedzucker AG (Germany)			3,342	107,840

Tesco PLC (United Kingdom)			11,474	65,177

TrueBlue, Inc.(NON)			2,130	51,802

Unilever PLC (United Kingdom)			4,136	157,611

United Natural Foods, Inc.(NON)			153	9,276

USANA Health Sciences, Inc.(NON)			112	8,506

Woolworths, Ltd. (Australia)			5,484	173,902

				7,994,218
Energy (2.7%)

Alpha Natural Resources, Inc.(NON)			5,780	35,142

BP PLC (United Kingdom)			57,155	395,213

Callon Petroleum Co.(NON)			2,683	12,047

Caltex Australia, Ltd. (Australia)			8,491	142,592

Chevron Corp.			9,226	1,111,087

ConocoPhillips			4,584	303,919

Delek US Holdings, Inc.			454	11,286

Diamond Offshore Drilling, Inc.			1,548	99,118

ENI SpA (Italy)			7,258	165,759

EPL Oil & Gas, Inc.(NON)			842	28,493

EQT Corp.			1,936	165,954

Exxon Mobil Corp.			17,247	1,503,249

FutureFuel Corp.			1,671	26,970

Gulfport Energy Corp.(NON)			203	11,977

Helix Energy Solutions Group, Inc.(NON)			1,026	25,681

Key Energy Services, Inc.(NON)			2,418	16,128

Kodiak Oil & Gas Corp.(NON)			1,206	12,048

Noble Energy, Inc.			2,172	133,426

Oceaneering International, Inc.			1,812	140,575

Phillips 66			4,923	281,103

Repsol YPF SA (Spain)			4,764	110,532

Rosetta Resources, Inc.(NON)			217	10,097

Royal Dutch Shell PLC Class A (United Kingdom)			7,465	241,493

Royal Dutch Shell PLC Class B (United Kingdom)			6,857	230,909

Spectra Energy Corp.			6,191	204,984

Statoil ASA (Norway)			6,939	152,390

Stone Energy Corp.(NON)			547	14,988

Swift Energy Co.(NON)			670	7,558

Total SA (France)			4,096	226,906

Unit Corp.(NON)			243	11,190

Vaalco Energy, Inc.(NON)			3,016	16,769

W&T Offshore, Inc.			489	7,555

				5,857,138
Financials (9.1%)

3i Group PLC (United Kingdom)			23,336	129,605

Access National Corp.			520	7,072

AG Mortgage Investment Trust, Inc.(R)			295	5,180

Ageas (Belgium)			4,203	165,425

Agree Realty Corp.(R)			486	13,171

AIA Group, Ltd. (Hong Kong)			37,600	164,417

Alexandria Real Estate Equities, Inc.(R)			2,406	148,378

Alleghany Corp.(NON)			582	225,286

Allianz SE (Germany)			1,419	203,296

Allied World Assurance Co. Holdings AG			1,762	161,628

American Campus Communities, Inc.(R)			295	9,826

American Equity Investment Life Holding Co.			1,228	24,327

American Express Co.			3,895	280,089

Amtrust Financial Services, Inc.			303	10,805

Apartment Investment & Management Co. Class A(R)			5,438	149,708

Arch Capital Group, Ltd.(NON)			2,469	131,622

Arlington Asset Investment Corp. Class A			328	7,616

ARMOUR Residential REIT, Inc.(R)			1,588	6,638

Arthur J Gallagher & Co.			4,183	172,925

Ashford Hospitality Trust, Inc.(R)			1,984	22,876

Assicurazioni Generali SpA (Italy)			7,033	134,780

Australia & New Zealand Banking Group, Ltd. (Australia)			4,820	126,509

AvalonBay Communities, Inc.(R)			1,201	148,804

AXA SA (France)			8,286	180,530

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			11,494	109,679

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,143	27,523

Banco Santander Central Hispano SA (Spain)			21,218	149,748

Bank of Hawaii Corp.			5,574	287,061

Bank of Kentucky Financial Corp.			307	8,292

Bank of Yokohama, Ltd. (The) (Japan)			23,000	120,335

Barclays PLC (United Kingdom)			66,734	293,034

Berkshire Hathaway, Inc. Class B(NON)			1,417	157,599

BlackRock, Inc.			698	181,703

BofI Holding, Inc.(NON)			689	44,627

Boston Properties, LP(R)			1,666	170,765

Camden Property Trust(R)			433	26,755

CapLease, Inc.(R)			6,399	54,455

Cardinal Financial Corp.			1,051	17,278

CBL & Associates Properties, Inc.(R)			675	12,960

Chubb Corp. (The)			4,302	357,797

Citizens & Northern Corp.			588	11,290

CNO Financial Group, Inc.			1,308	17,776

Colonial Properties Trust(R)			5,748	126,973

Commonwealth Bank of Australia (Australia)			5,957	383,847

Coresite Realty Corp.(R)			169	5,143

Credit Acceptance Corp.(NON)			165	17,746

Credit Agricole SA (France)(NON)			14,582	147,337

Credit Suisse Group (Switzerland)			3,506	101,060

Cullen/Frost Bankers, Inc.			5,893	417,460

CYS Investments, Inc.(R)			1,034	7,941

DBS Group Holdings, Ltd. (Singapore)			9,000	111,173

DDR Corp.(R)			423	6,565

Deutsche Bank AG (Germany)			3,604	156,043

Dexus Property Group (Australia)(R)			130,128	118,557

DFC Global Corp.(NON)			1,833	20,713

Digital Realty Trust, Inc.(R)			986	54,822

Discover Financial Services			10,924	516,159

Douglas Emmett, Inc.(R)			3,917	90,483

Duke Realty Corp.(R)			1,232	17,975

DuPont Fabros Technology, Inc.(R)			5,059	115,295

Eagle Bancorp, Inc.			485	12,358

East West Bancorp, Inc.			810	23,676

Education Realty Trust, Inc.(R)			1,835	15,763

Encore Capital Group, Inc.(NON)			652	27,951

EPR Properties(R)			284	13,910

Equity Lifestyle Properties, Inc.(R)			3,767	130,903

Equity Residential Trust(R)			6,450	334,691

Essex Property Trust, Inc.(R)			670	96,018

Everest Re Group, Ltd.			1,761	241,169

Federal Realty Investment Trust(R)			2,043	198,804

Financial Institutions, Inc.			627	11,625

First Community Bancshares Inc.			613	9,226

First Industrial Realty Trust(R)			645	9,759

FirstMerit Corp.			746	15,785

Flushing Financial Corp.			659	11,796

General Growth Properties(R)			11,830	226,899

Genworth Financial, Inc. Class A(NON)			5,136	60,605

Glimcher Realty Trust(R)			1,178	11,662

Government Properties Income Trust(R)			4,876	114,001

Greenhill & Co., Inc.			237	11,231

Hammerson PLC (United Kingdom)(R)			10,465	78,412

Hang Seng Bank, Ltd. (Hong Kong)			8,800	136,481

Hanmi Financial Corp.(NON)			1,265	20,657

HCP, Inc.(R)			5,437	221,449

Health Care REIT, Inc.(R)			5,771	354,570

Heartland Financial USA, Inc.			405	11,004

Heritage Financial Group, Inc.			536	9,568

HFF, Inc. Class A			1,677	38,571

HSBC Holdings PLC (United Kingdom)			35,847	375,532

Inland Real Estate Corp.(R)			12,107	118,770

Insurance Australia Group, Ltd. (Australia)			34,038	175,615

IntercontinentalExchange, Inc.(NON)			1,847	331,998

Invesco Mortgage Capital, Inc.(R)			453	6,935

Investor AB Class B (Sweden)			4,390	126,520

Investors Real Estate Trust(R)			1,465	11,940

iStar Financial, Inc.(NON)(R)			1,231	13,639

Joyo Bank, Ltd. (The) (Japan)			23,000	118,276

JPMorgan Chase & Co.			3,331	168,315

Kimco Realty Corp.(R)			11,042	221,171

Legal & General Group PLC (United Kingdom)			41,157	119,143

Lexington Realty Trust(R)			2,763	32,382

Liberty Property Trust(R)			4,670	161,582

LTC Properties, Inc.(R)			668	23,667

Macerich Co. (The)(R)			1,108	62,358

Maiden Holdings, Ltd. (Bermuda)			1,056	13,812

MainSource Financial Group, Inc.			945	13,466

Medical Properties Trust, Inc.(R)			9,101	105,117

MFA Financial, Inc.(R)			1,710	12,312

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			27,900	162,431

Muenchener Rueckversicherungs AG (Germany)			777	141,613

National Health Investors, Inc.(R)			404	22,180

Nelnet, Inc. Class A			547	20,720

Northern Trust Corp.			5,380	295,201

Ocwen Financial Corp.(NON)			366	18,461

OFG Bancorp (Puerto Rico)			621	10,669

One Liberty Properties, Inc.(R)			692	14,788

Pacific Premier Bancorp, Inc.(NON)			668	8,864

PartnerRe, Ltd.			2,187	190,597

People's United Financial, Inc.			32,863	467,312

Peoples Bancorp, Inc.			627	13,142

PHH Corp.(NON)			542	11,312

Piedmont Office Realty Trust, Inc. Class A(R)			7,807	134,124

Popular, Inc. (Puerto Rico)(NON)			493	15,313

Portfolio Recovery Associates, Inc.(NON)			579	30,710

Post Properties, Inc.(R)			2,883	130,398

Prologis, Inc.(R)			6,955	245,094

Protective Life Corp.			474	19,808

Prudential PLC (United Kingdom)			10,433	174,291

PS Business Parks, Inc.(R)			381	27,687

Public Storage(R)			4,365	666,405

Rayonier, Inc.(R)			1,614	89,157

Realty Income Corp.(R)			1,589	62,766

Regency Centers Corp.(R)			3,520	167,376

RenaissanceRe Holdings, Ltd.			1,915	167,371

Republic Bancorp, Inc. Class A			422	11,145

Resona Holdings, Inc. (Japan)			43,200	205,078

Select Income REIT(R)			543	13,211

Senior Housing Properties Trust(R)			655	14,901

Simon Property Group, Inc.(R)			7,034	1,024,361

Skandinaviska Enskilda Banken AB (Sweden)			12,603	129,408

SL Green Realty Corp.(R)			672	58,592

Sovran Self Storage, Inc.(R)			118	7,820

St. Joe Co. (The)(NON)			1,577	30,452

STAG Industrial, Inc.(R)			2,984	59,680

Standard Chartered PLC (United Kingdom)			4,259	95,109

Starwood Property Trust, Inc.(R)			353	8,800

Stewart Information Services Corp.			897	27,439

Sumitomo Mitsui Financial Group, Inc. (Japan)			2,900	128,345

Summit Hotel Properties, Inc.(R)			1,819	17,353

Swedbank AB Class A (Sweden)			6,076	137,521

Symetra Financial Corp.			1,056	18,237

T. Rowe Price Group, Inc.			5,590	392,083

Tanger Factory Outlet Centers(R)			1,400	43,190

Taubman Centers, Inc.(R)			2,452	165,289

Tokyu Land Corp. (Japan)			22,000	202,831

UBS AG (Switzerland)			8,108	157,027

UDR, Inc.(R)			1,349	30,474

Universal Health Realty Income Trust(R)			146	5,856

Validus Holdings, Ltd.			3,928	135,948

Visa, Inc. Class A			3,252	567,214

Vornado Realty Trust(R)			3,689	299,916

WageWorks, Inc.(NON)			381	15,903

Walter Investment Management Corp.(NON)			242	8,879

Washington Banking Co.			745	10,221

Wells Fargo & Co.			4,288	176,151

Westfield Group (Australia)			10,070	98,874

Westpac Banking Corp. (Australia)			5,308	147,172

Wheelock and Co., Ltd. (Hong Kong)			36,000	183,077

				19,690,923
Health care (4.5%)

Abaxis, Inc.			131	5,515

Abbott Laboratories			7,751	258,341

AbbVie, Inc.			7,902	336,704

ACADIA Pharmaceuticals, Inc.(NON)			503	10,040

Accuray, Inc.(NON)			1,100	7,282

Actelion, Ltd. (Switzerland)			1,841	125,147

Aegerion Pharmaceuticals, Inc.(NON)			73	6,328

Alere, Inc.(NON)			670	20,884

Align Technology, Inc.(NON)			269	11,715

Alkermes PLC(NON)			277	8,795

Amedisys, Inc.(NON)			557	9,074

AmerisourceBergen Corp.			5,185	295,130

Amgen, Inc.			4,066	442,950

AmSurg Corp.(NON)			375	13,984

Array BioPharma, Inc.(NON)			1,230	6,900

AstraZeneca PLC (United Kingdom)			3,358	165,380

athenahealth, Inc.(NON)			56	5,907

Auxilium Pharmaceuticals, Inc.(NON)			610	10,645

Bayer AG (Germany)			2,483	275,790

Becton, Dickinson and Co.			2,039	198,558

Bio-Reference Labs, Inc.(NON)			147	4,253

Biospecifics Technologies Corp.(NON)			151	2,760

Bristol-Myers Squibb Co.			8,981	374,418

C.R. Bard, Inc.			1,819	208,949

Cardinal Health, Inc.			6,640	333,859

Centene Corp.(NON)			101	5,772

Chemed Corp.			452	31,477

Coloplast A/S Class B (Denmark)			3,291	178,711

Computer Programs & Systems, Inc.			90	4,946

Conatus Pharmaceuticals, Inc.(NON)			174	1,582

Conmed Corp.			811	25,214

Cubist Pharmaceuticals, Inc.(NON)			486	30,793

Cyberonics, Inc.(NON)			123	6,257

DexCom, Inc.(NON)			288	7,790

Eli Lilly & Co.			5,490	282,186

Endo Health Solutions, Inc.(NON)			496	20,381

Exact Sciences Corp.(NON)			604	6,988

Gentium SpA ADR (Italy)(NON)			1,411	27,007

GlaxoSmithKline PLC (United Kingdom)			11,205	285,731

Globus Medical, Inc. Class A(NON)			540	9,515

Greatbatch, Inc.(NON)			1,042	35,397

Haemonetics Corp.(NON)			241	9,604

Health Net, Inc.(NON)			389	11,740

HealthSouth Corp.(NON)			847	26,647

Henry Schein, Inc.(NON)			2,027	204,828

Hi-Tech Pharmacal Co., Inc.			171	7,372

Hill-Rom Holdings, Inc.			617	21,064

Hisamitsu Pharmaceutical Co., Inc. (Japan)			2,000	106,794

Incyte Corp., Ltd.(NON)			153	5,185

Insulet Corp.(NON)			372	12,402

Insys Therapeutics, Inc.(NON)			1,172	32,828

Isis Pharmaceuticals, Inc.(NON)			189	4,882

Jazz Pharmaceuticals PLC(NON)			745	65,329

Johnson & Johnson			3,230	279,104

Kindred Healthcare, Inc.(NON)			803	11,804

Lexicon Pharmaceuticals, Inc.(NON)			1,631	4,061

Magellan Health Services, Inc.(NON)			144	8,094

McKesson Corp.			4,075	494,746

MedAssets, Inc.(NON)			1,143	25,626

Medicines Co. (The)(NON)			696	22,001

Merck & Co., Inc.			14,459	683,766

NewLink Genetics Corp.(NON)			257	4,449

Novartis AG (Switzerland)			3,223	235,027

Novo Nordisk A/S Class B (Denmark)			1,746	291,709

NPS Pharmaceuticals, Inc.(NON)			303	7,605

NxStage Medical, Inc.(NON)			549	6,780

Omega Healthcare Investors, Inc.(R)			1,944	55,210

Orion OYJ Class B (Finland)			4,302	99,671

PDL BioPharma, Inc.			1,548	12,291

Perrigo Co.			659	80,101

Pfizer, Inc.			33,736	951,693

Providence Service Corp. (The)(NON)			1,006	27,001

Quest Diagnostics, Inc.			3,294	193,094

Questcor Pharmaceuticals, Inc.			445	29,673

Ramsay Health Care, Ltd. (Australia)			3,447	114,193

Receptos, Inc.(NON)			143	2,265

Repligen Corp.(NON)			573	5,592

Roche Holding AG-Genusschein (Switzerland)			1,941	484,181

Sabra Health Care REIT, Inc.(R)			1,670	36,924

Salix Pharmaceuticals, Ltd.(NON)			105	7,029

Sanofi (France)			2,324	223,268

Santarus, Inc.(NON)			393	8,850

Sequenom, Inc.(NON)			1,869	5,457

Spectrum Pharmaceuticals, Inc.			820	6,281

STAAR Surgical Co.(NON)			1,495	18,972

Steris Corp.			256	10,468

Suzuken Co., Ltd. (Japan)			2,000	61,496

TearLab Corp.(NON)			345	4,533

Trinity Biotech PLC ADR (Ireland)			466	8,868

Triple-S Management Corp. Class B (Puerto Rico)(NON)			340	6,341

United Therapeutics Corp.(NON)			68	4,822

Ventas, Inc.(R)			6,543	407,367

ViroPharma, Inc.(NON)			1,813	54,662

Warner Chilcott PLC Class A			417	8,945

WellCare Health Plans, Inc.(NON)			592	37,693

				9,649,443
Technology (5.6%)

Acacia Research Corp.			254	5,580

Actuate Corp.(NON)			2,817	19,578

Acxiom Corp.(NON)			1,106	27,517

Analog Devices, Inc.			5,264	243,618

Anixter International, Inc.(NON)			341	28,494

Apple, Inc.			9,905	4,824,230

ASML Holding NV (Netherlands)			1,829	160,291

Aspen Technology, Inc.(NON)			500	16,715

Avago Technologies, Ltd.			5,344	205,797

AVG Technologies NV (Netherlands)(NON)			512	11,095

Bottomline Technologies, Inc.(NON)			184	5,008

Brady Corp. Class A			649	21,417

Brocade Communications Systems, Inc.(NON)			3,510	25,974

CACI International, Inc. Class A(NON)			88	5,931

Calix, Inc.(NON)			448	5,757

Cap Gemini (France)			2,613	143,112

Cavium, Inc.(NON)			146	5,544

Ceva, Inc.(NON)			458	8,304

Cirrus Logic, Inc.(NON)			869	19,553

Commvault Systems, Inc.(NON)			237	19,868

Cornerstone OnDemand, Inc.(NON)			236	12,156

CSG Systems International, Inc.			216	5,085

EnerSys			615	31,537

Entegris, Inc.(NON)			1,614	15,172

Fairchild Semiconductor International, Inc.(NON)			625	7,631

FEI Co.			263	20,588

Gemalto NV (Netherlands)			1,281	147,412

GenMark Diagnostics, Inc.(NON)			1,642	18,883

Google, Inc. Class A(NON)			807	683,448

Harris Corp.			1,906	107,937

Honeywell International, Inc.			6,987	555,956

IBM Corp.			5,504	1,003,214

Infoblox, Inc.(NON)			355	12,390

Integrated Silicon Solutions, Inc.(NON)			1,842	19,175

IntraLinks Holdings, Inc.(NON)			1,535	12,004

Intuit, Inc.			5,509	349,987

Ixia(NON)			187	2,715

Keyence Corp. (Japan)			500	164,395

Konica Minolta Holdings, Inc. (Japan)			15,500	126,830

L-3 Communications Holdings, Inc.			1,263	114,087

Lexmark International, Inc. Class A			331	11,307

Linear Technology Corp.			5,339	204,644

Magnachip Semiconductor Corp. (South Korea)(NON)			896	18,323

Manhattan Associates, Inc.(NON)			251	21,963

Maxim Integrated Products, Inc.			6,472	180,213

Mellanox Technologies, Ltd. (Israel)(NON)			210	8,278

Mentor Graphics Corp.			1,373	30,426

Microsemi Corp.(NON)			373	9,601

Microsoft Corp.			9,621	321,341

Motorola Solutions, Inc.			4,470	250,365

MTS Systems Corp.			134	8,063

Netscout Systems, Inc.(NON)			480	11,923

NIC, Inc.			394	8,770

Nomura Research Institute, Ltd. (Japan)			3,500	108,789

NTT Data Corp. (Japan)			26	92,432

Omnivision Technologies, Inc.(NON)			1,048	16,192

Omron Corp. (Japan)			5,600	174,378

Oracle Corp. Japan (Japan)			2,800	114,078

Perficient, Inc.(NON)			849	13,694

Photronics, Inc.(NON)			1,536	11,182

Plantronics, Inc.			119	5,141

Polycom, Inc.(NON)			862	8,560

Procera Networks, Inc.(NON)			603	7,809

PTC, Inc.(NON)			436	11,367

QLIK Technologies, Inc.(NON)			241	7,902

Quantum Corp.(NON)			7,988	11,503

RF Micro Devices, Inc.(NON)			4,941	24,507

Rovi Corp.(NON)			800	14,344

Safeguard Scientifics, Inc.(NON)			621	9,029

SAP AG (Germany)			1,099	81,238

SciQuest, Inc.(NON)			260	5,408

Semtech Corp.(NON)			381	11,323

Silicon Graphics International Corp.(NON)			418	6,161

Silicon Image, Inc.(NON)			2,356	12,770

SoftBank Corp. (Japan)			3,200	199,707

Sparton Corp.(NON)			531	9,967

SS&C Technologies Holdings, Inc.(NON)			447	15,819

Synaptics, Inc.(NON)			438	16,933

Tech Data Corp.(NON)			323	15,879

Texas Instruments, Inc.			12,035	459,737

Tyler Technologies, Inc.(NON)			256	18,916

Ultimate Software Group, Inc.(NON)			212	29,725

Ultra Clean Holdings, Inc.(NON)			1,471	9,782

Unisys Corp.(NON)			617	15,524

Verint Systems, Inc.(NON)			309	10,243

Xilinx, Inc.			5,615	243,803

XO Group, Inc.(NON)			980	11,721

Zynga, Inc. Class A(NON)			1,660	4,698

				12,109,463
Transportation (0.8%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,482	22,710

C.H. Robinson Worldwide, Inc.			2,005	114,024

Central Japan Railway Co. (Japan)			2,100	239,250

ComfortDelgro Corp., Ltd. (Singapore)			71,000	102,241

Con-way, Inc.			855	35,568

Copa Holdings SA Class A (Panama)			551	72,060

Hawaiian Holdings, Inc.(NON)			1,606	11,242

International Consolidated Airlines Group SA (Spain)(NON)			30,678	136,193

J. B. Hunt Transport Services, Inc.			1,283	92,376

Quality Distribution, Inc.(NON)			1,604	14,709

SkyWest, Inc.			908	11,704

Southwest Airlines Co.			9,778	125,256

Spirit Airlines, Inc.(NON)			663	20,666

Swift Transportation Co.(NON)			1,913	34,357

United Parcel Service, Inc. Class B			6,462	553,018

Universal Truckload Services, Inc.			620	15,624

US Airways Group, Inc.(NON)			1,587	25,646

Yamato Transport Co., Ltd. (Japan)			5,100	109,203

				1,735,847
Utilities and power (1.0%)

Chubu Electric Power Co., Inc. (Japan)			2,800	34,826

Consolidated Edison, Inc.			6,382	358,860

DTE Energy Co.			5,146	344,113

Enel SpA (Italy)			35,588	117,681

GDF Suez (France)			6,408	138,894

Kansai Electric Power, Inc. (Japan)(NON)			19,700	219,938

Kinder Morgan, Inc.			4,826	183,050

Pinnacle West Capital Corp.			3,102	168,346

Red Electrica Corporacion SA (Spain)			3,154	163,592

SCANA Corp.			4,152	199,794

United Utilities Group PLC (United Kingdom)			11,904	125,167

				2,054,261

Total common stocks (cost $73,641,032)				$83,076,194

CORPORATE BONDS AND NOTES (6.9%)(a)
			Principal amount	Value

Basic materials (0.8%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$13,000	$13,711

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			50,000	59,246

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			25,000	23,000

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			40,000	37,400

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			25,000	23,375

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			55,000	59,538

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			5,000	4,638

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	36,138

Boise Cascade Co. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	15,488

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			25,000	23,156

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			5,000	4,700

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			15,000	14,325

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			15,000	15,863

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			10,000	10,025

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			55,000	52,800

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			70,000	82,950

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			50,000	52,250

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			15,000	14,813

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			40,000	39,600

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			100,000	110,500

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			50,000	47,625

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			45,000	38,925

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			90,000	100,688

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	64,650

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			200,000	226,816

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			15,000	14,400

NOVA Chemicals Corp. 144A sr. notes 5 1/4s, 2023 (Canada)			20,000	19,862

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			15,000	15,188

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			35,000	33,513

PQ Corp. 144A sr. notes 8 3/4s, 2018			35,000	36,838

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			30,000	31,125

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			45,000	47,475

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			40,000	38,100

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			5,000	4,750

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			65,000	72,963

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	66,850

USG Corp. sr. unsec. notes 9 3/4s, 2018			45,000	51,863

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			40,000	38,800

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			35,000	40,705

				1,684,652
Capital goods (0.5%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			100,000	105,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	11,000

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			75,000	79,125

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			35,000	34,475

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			95,000	102,600

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			75,000	69,375

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			50,000	50,750

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			60,000	41,400

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			60,000	60,000

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			15,000	18,621

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			25,000	24,688

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			60,000	55,275

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			75,000	77,438

Renaissance Acquisition Corp. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2021			10,000	9,775

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			25,000	24,781

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			55,000	58,988

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			90,000	93,825

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			80,000	80,400

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			15,000	15,863

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021			50,000	49,000

				1,062,879
Communication services (1.1%)

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			155,000	141,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			20,000	17,950

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			15,000	14,700

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			10,000	10,575

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			35,000	33,075

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			100,000	105,250

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022			15,000	15,075

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			120,000	132,900

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			20,000	19,550

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			315,000	340,200

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			20,000	19,950

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			115,000	120,175

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			155,000	159,650

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			80,000	79,400

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			75,000	74,813

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			20,000	21,500

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			55,000	51,838

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			30,000	27,975

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	298,977

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			$330,000	340,725

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			25,000	25,250

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			220,000	235,950

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			25,000	22,594

				2,309,510
Consumer cyclicals (1.5%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			170,000	194,225

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			25,000	25,250

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			25,000	24,188

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			80,000	81,800

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			35,000	34,482

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			20,000	20,450

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			165,000	169,950

Caesars Escrow Corp. sr. unsec. unsub. FRN notes 9s, 2020			220,000	211,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			35,000	33,425

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			10,000	9,200

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty sr. notes 7 5/8s, 2016			80,000	84,500

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			30,000	28,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			75,000	75,188

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			80,000	76,000

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023			15,000	14,775

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			65,000	67,113

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			15,000	13,950

Gannett Co., Inc. 144A sr. unsec. FRN notes 5 1/8s, 2020			35,000	34,475

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			25,000	22,500

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			40,000	40,900

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			30,000	31,650

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			55,000	48,538

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	71,575

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			45,000	49,950

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			35,000	32,375

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			20,000	20,600

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			5,000	5,388

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			25,000	26,438

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			55,000	58,438

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			50,000	50,375

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			45,000	46,913

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			15,000	13,763

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			50,000	49,125

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			45,000	49,613

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			25,000	25,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	140,313

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	10,150

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			50,000	50,125

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			95,000	100,225

Navistar International Corp. sr. notes 8 1/4s, 2021			80,000	79,600

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			60,000	61,050

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			80,000	80,000

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			50,000	51,250

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			20,000	19,000

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			80,000	87,600

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			25,000	25,438

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			90,000	78,525

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			5,000	5,125

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. unsec. notes 10s, 2020			5,000	5,063

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			175,000	190,313

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			25,000	23,438

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			40,000	37,100

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			30,000	30,825

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			10,000	10,725

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			25,000	23,688

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			15,000	14,813

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			50,000	47,250

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,163

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			25,000	25,063

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			15,000	14,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			25,000	23,688

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			105,000	109,725

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	14,363

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			30,000	32,475

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			55,000	59,606

				3,298,636
Consumer staples (0.3%)

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			25,000	23,281

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			35,000	32,550

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			70,000	75,250

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			20,000	20,000

Claire's Stores, Inc. 144A sr. notes 9s, 2019			30,000	33,413

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			15,000	13,725

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			15,000	14,100

Corrections Corp. of America sr. unsec. FRN notes 4 5/8s, 2023 ( R )			20,000	18,600

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			80,000	75,600

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			25,000	25,438

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			20,000	20,525

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			30,000	31,725

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			15,000	15,975

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			50,000	53,438

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	5,275

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022			5,000	5,275

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			75,000	71,438

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021			15,000	14,925

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			10,000	10,000

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			20,000	21,500

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			15,000	15,413

				597,446
Energy (0.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			85,000	78,944

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			73,000	73,913

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			15,000	15,075

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			75,000	81,563

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			20,000	19,900

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			20,000	19,400

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023			25,000	24,563

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			30,000	29,700

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			85,000	83,300

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			55,000	58,713

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			70,000	73,150

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	15,488

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			150,000	150,375

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			25,000	26,563

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			25,000	25,938

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022			15,000	14,475

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			90,000	82,800

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			60,000	59,700

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			90,000	91,350

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			50,000	51,967

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	52,938

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			25,000	24,125

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			20,000	20,100

Samson Investment Co. 144A sr. unsec. notes 10 1/4s, 2020			110,000	114,950

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			15,000	14,925

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			25,000	25,743

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			40,000	42,500

				1,372,158
Financials (0.6%)

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			30,000	29,775

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			230,000	246,625

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			185,000	216,913

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			30,000	27,825

CIT Group, Inc. company guaranty sr. notes 5s, 2023			35,000	32,638

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			155,000	158,875

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			100,000	105,000

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			20,000	19,275

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020			40,000	39,800

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			25,000	23,000

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			30,000	32,325

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			35,000	35,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			30,000	29,100

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			10,000	10,075

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			135,000	132,638

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	24,625

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			75,000	75,938

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			30,000	27,825

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			30,000	30,825

				1,298,777
Health care (0.5%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	59,700

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			65,000	65,650

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	25,625

Envision Healthcare Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			70,000	75,688

HCA, Inc. sr. notes 6 1/2s, 2020			210,000	226,013

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			40,000	40,550

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			55,000	57,613

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	20,525

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			20,000	21,200

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			125,000	137,344

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			35,000	35,700

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			25,000	24,281

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			85,000	87,975

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	105,750

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			15,000	13,800

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			55,000	49,913

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			90,000	95,400

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,075

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)			70,000	74,113

				1,221,915
Technology (0.5%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	25,250

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			15,000	11,588

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	274,500

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			85,000	95,413

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			35,000	40,338

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			215,000	219,838

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			45,000	46,125

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			50,000	46,750

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			125,000	135,000

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			50,000	58,000

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			60,000	59,550

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019			30,000	30,450

				1,042,802
Transportation (0.1%)

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			100,000	110,500

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			50,000	49,375

				159,875
Utilities and power (0.4%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			170,000	192,950

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			25,000	22,938

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			25,000	26,344

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			60,000	66,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			195,000	204,994

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			31,286	31,990

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	105,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			115,000	123,625

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	28,950

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			55,000	49,088

				852,629

Total corporate bonds and notes (cost $15,050,775)				$14,901,279

COMMODITY LINKED NOTES (5.1%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2014 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			$3,350,000	$4,051,155

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2014 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			4,700,000	5,201,975

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			724,000	679,850

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2014 (Indexed to the DB Commodity Booster OYE Benchmark TR Index multiplied by 3) (United Kingdom)			929,000	955,755

Total commodity linked notes (cost $9,703,000)				$10,888,735

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, September 1, 2043			$1,000,000	$970,078

				970,078
U.S. Government Agency Mortgage Obligations (3.9%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, September 1, 2043			2,000,000	2,188,750
4s, TBA, October 1, 2043			2,000,000	2,060,234
4s, TBA, September 1, 2043			3,000,000	3,099,141
3 1/2s, TBA, September 1, 2028			1,000,000	1,045,703

				8,393,828

Total U.S. government and agency mortgage obligations (cost $9,377,970)				$9,363,906

U.S. TREASURY OBLIGATIONS (0.5%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s, January 15, 2014(i)			$120,026	$121,473

U.S. Treasury Notes
2 1/8s, August 15, 2012(i)			491,000	480,242
1/4s, June 30, 2014(i)			312,000	312,429
1 1/4s, April 15, 2014(i)			169,000	170,989
1/4s, September 15, 2015(i)			61,000	60,875

Total U.S. treasury obligations (cost $1,146,008)				$1,146,008

MORTGAGE-BACKED SECURITIES (2.0%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.797s, 2049			$46,000	$46,131
FRB Ser. 05-1, Class AJ, 5.465s, 2042			325,000	339,468
Ser. 06-5, Class A2, 5.317s, 2047			52,687	53,050
Ser. 05-4, Class B, 5.118s, 2045			212,000	210,410

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 03-T12, Class A4, 4.68s, 2039			39,743	39,831

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ, 5.939s, 2049			175,000	179,061

Comm Mortgage Trust 144A FRB Ser. 12-LC4, Class D, 5.824s, 2044			100,000	103,370

Commercial Mortgage Trust Pass-Through Cerficiates, FRB Ser. 04-LB3A, Class E, 5.521s, 2037			200,000	201,900

Commercial Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.434s, 2046			226,000	183,640
FRB Ser. 13-CR6, Class D, 4.316s, 2046			220,000	175,948

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			192,000	191,705

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			44,000	43,614

GS Mortgage Securities Trust 144A
Ser. 10-C1, Class D, 6 1/8s, 2043			158,403	170,749
FRB Ser. 12-GC6, Class D, 5.826s, 2045(F)			193,000	182,786

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 06-LDP7, Class B, 6.056s, 2045			118,000	100,277

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 10-C1, Class D, 6.523s, 2043			142,000	146,096
FRB Ser. 11-C3, Class E, 5.725s, 2046(F)			190,000	192,917

LB-UBS Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.858s, 2040			163,000	178,273
Ser. 06-C6, Class E, 5.541s, 2039			125,000	112,896
Ser. 06-C6, Class D, 5.502s, 2039			125,000	116,075

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			129,000	122,550

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.816s, 2042(F)			150,000	162,733
FRB Ser. 06-HQ8, Class D, 5.677s, 2044			125,000	114,967
Ser. 04-T13, Class A4, 4.66s, 2045(F)			33,109	33,442

UBS-Barclays Commercial Mortgage Trust Ser. 13-C6, Class AS, 3.469s, 2046			306,000	288,221

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049(F)			50,000	50,102
FRB Ser. 12-C3, Class D, 5.123s, 2049			146,000	133,422
Ser. 13-C6, Class D, 4 1/2s, 2046(F)			231,000	190,166

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C6, Class D, 5.748s, 2045			193,000	178,284

Total mortgage-backed securities (cost $4,499,905)				$4,242,084

PURCHASED EQUITY OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Aug-14/$145.00		45,287	$266,740

SPDR S&P 500 ETF Trust (Put)	Jul-14/147.00		45,281	269,875

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00		45,281	166,181

SPDR S&P 500 ETF Trust (Put)	May-14/145.00		45,281	194,271

SPDR S&P 500 ETF Trust (Put)	Apr-14/133.00		45,281	92,563

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00		45,281	65,634

Total purchased equity options outstanding (cost $1,024,344)				$1,055,264

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Ares Capital Corp.			7,738	$136,034

Total investment companies (cost $136,283)				$136,034

PREFERRED STOCKS (—%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			75	$70,177

M/I Homes, Inc. $2.438 pfd.			1,230	31,033

Total preferred stocks (cost $98,200)				$101,210

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$35,000	$41,803

Total convertible bonds and notes (cost $38,207)				$41,803

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			1,550	$33,228

Total convertible preferred stocks (cost $34,286)				$33,228

SHORT-TERM INVESTMENTS (52.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(AFF)			11,166,000	$11,166,000

Putnam Short Term Investment Fund 0.07%(AFF)			44,712,179	44,712,179

SSgA Prime Money Market Fund 0.01%(P)			8,990,000	8,990,000

U.S. Treasury Bills with an effective yield of 0.16%, November 14, 2013(SEG)			$5,000,000	4,999,824

U.S. Treasury Bills with an effective yield of 0.14%, August 21, 2014(SEGSF)(SEGCCS)			8,000,000	7,990,616

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014(SEG)(SEGSF)(SEGCCS)			16,000,000	15,997,985

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013(SEG)(SEGCCS)			3,500,000	3,499,778

U.S. Treasury Bills with an effective yield of 0.13%, September 19, 2013			3,650,000	3,649,763

U.S. Treasury Bills with an effective yield of 0.08%, February 6, 2014(SEG)(SEGSF)(SEGCCS)			2,500,000	2,499,566

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.17%, October 17, 2013			9,140,000	9,138,260

U.S. Treasury Bills zero % October 17, 2013(i)			282,000	282,000

Total short-term investments (cost $112,915,269)				$112,925,971

TOTAL INVESTMENTS

Total investments (cost $227,665,279)(b)				$237,911,716

FORWARD CURRENCY CONTRACTS at 8/31/13 (aggregate face value $95,390,192) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$657,252	$675,598	$(18,346)
	Australian Dollar	Sell	10/18/13	657,252	667,658	10,406
	British Pound	Buy	9/18/13	255,828	255,742	86
	British Pound	Sell	9/18/13	255,828	253,060	(2,768)
	Euro	Buy	9/18/13	2,999,358	2,987,004	12,354
	Euro	Sell	9/18/13	2,999,358	3,004,563	5,205
	Singapore Dollar	Sell	11/20/13	582,051	581,668	(383)
	Swiss Franc	Sell	9/18/13	338,904	338,927	23
Barclays Bank PLC
	Australian Dollar	Sell	10/18/13	517,033	537,599	20,566
	British Pound	Buy	9/18/13	1,047,174	1,046,502	672
	British Pound	Sell	9/18/13	1,047,174	1,039,316	(7,858)
	Canadian Dollar	Sell	10/18/13	284,507	289,623	5,116
	Euro	Buy	9/18/13	975,291	954,675	20,616
	Hong Kong Dollar	Sell	11/20/13	170,471	170,473	2
	Japanese Yen	Buy	11/20/13	2,597,729	2,575,004	22,725
	Japanese Yen	Sell	11/20/13	2,597,729	2,595,795	(1,934)
	Mexican Peso	Buy	10/18/13	144,961	145,519	(558)
	Mexican Peso	Sell	10/18/13	144,447	147,672	3,225
	Norwegian Krone	Sell	9/18/13	322,243	351,583	29,340
	Polish Zloty	Buy	9/18/13	334,953	334,659	294
	Polish Zloty	Sell	9/18/13	334,953	333,064	(1,889)
	Singapore Dollar	Sell	11/20/13	716,666	716,254	(412)
	Swedish Krona	Sell	9/18/13	41,316	34,665	(6,651)
	Swiss Franc	Sell	9/18/13	352,985	346,300	(6,685)
Citibank, N.A.
	Australian Dollar	Sell	10/18/13	330,046	333,052	3,006
	British Pound	Buy	9/18/13	717,279	717,621	(342)
	British Pound	Sell	9/18/13	717,279	714,618	(2,661)
	Canadian Dollar	Sell	10/18/13	716,010	717,341	1,331
	Danish Krone	Buy	9/18/13	3,881	3,844	37
	Euro	Buy	9/18/13	559,480	535,733	23,747
	Japanese Yen	Buy	11/20/13	339,605	344,781	(5,176)
	Japanese Yen	Sell	11/20/13	339,605	338,732	(873)
	Swedish Krona	Buy	9/18/13	447,399	451,357	(3,958)
	Swedish Krona	Sell	9/18/13	447,399	442,762	(4,637)
	Swiss Franc	Sell	9/18/13	675,229	665,113	(10,116)
	Turkish Lira	Sell	9/18/13	245	2,286	2,041
Credit Suisse International
	Australian Dollar	Sell	10/18/13	712,364	733,498	21,134
	British Pound	Buy	9/18/13	465,944	461,066	4,878
	British Pound	Sell	9/18/13	465,944	452,065	(13,879)
	Canadian Dollar	Buy	10/18/13	39,736	33,612	6,124
	Czech Koruna	Sell	9/18/13	207,906	206,503	(1,403)
	Euro	Buy	9/18/13	795,935	774,819	21,116
	Japanese Yen	Buy	11/20/13	1,475,484	1,464,187	11,297
	Mexican Peso	Buy	10/18/13	196,035	202,359	(6,324)
	New Zealand Dollar	Buy	10/18/13	1,387	1,397	(10)
	Norwegian Krone	Sell	9/18/13	154,581	137,743	(16,838)
	Polish Zloty	Buy	9/18/13	334,953	334,704	249
	Polish Zloty	Sell	9/18/13	334,953	332,752	(2,201)
	South African Rand	Buy	10/18/13	2,029	1,646	383
	Swedish Krona	Buy	9/18/13	321,897	305,548	16,349
	Swiss Franc	Sell	9/18/13	168,753	149,466	(19,287)
	Turkish Lira	Buy	9/18/13	109,660	115,993	(6,333)
	Turkish Lira	Sell	9/18/13	109,660	116,297	6,637
Deutsche Bank AG
	Australian Dollar	Sell	10/18/13	342,204	323,026	(19,178)
	British Pound	Sell	9/18/13	33,935	43,242	9,307
	Canadian Dollar	Buy	10/18/13	410,164	410,880	(716)
	Canadian Dollar	Sell	10/18/13	410,164	416,095	5,931
	Euro	Buy	9/18/13	2,245,190	2,217,364	27,826
	Euro	Sell	9/18/13	2,236,202	2,233,960	(2,242)
	Norwegian Krone	Buy	9/18/13	321,916	331,128	(9,212)
	Norwegian Krone	Sell	9/18/13	321,916	325,307	3,391
	Polish Zloty	Buy	9/18/13	118,710	116,536	2,174
	Polish Zloty	Sell	9/18/13	118,710	117,364	(1,346)
	Swedish Krona	Buy	9/18/13	80,927	81,633	(706)
	Swedish Krona	Sell	9/18/13	80,927	79,146	(1,781)
	Swiss Franc	Sell	9/18/13	347,287	317,511	(29,776)
Goldman Sachs International
	British Pound	Sell	9/18/13	326,022	326,108	86
	Canadian Dollar	Sell	10/18/13	204,750	211,969	7,219
	Euro	Buy	9/18/13	325,405	340,864	(15,459)
	Japanese Yen	Buy	11/20/13	225,286	224,717	569
	Japanese Yen	Sell	11/20/13	225,286	222,625	(2,661)
	Norwegian Krone	Buy	9/18/13	79,258	79,750	(492)
	Norwegian Krone	Sell	9/18/13	79,258	83,112	3,854
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	1,135,593	1,156,072	(20,479)
	Australian Dollar	Sell	10/18/13	1,135,593	1,170,623	35,030
	British Pound	Buy	9/18/13	958,231	944,968	13,263
	British Pound	Sell	9/18/13	958,231	951,415	(6,816)
	Canadian Dollar	Sell	10/18/13	548,529	549,730	1,201
	Chinese Yuan (offshore)	Sell	11/20/13	613,286	610,563	(2,723)
	Euro	Buy	9/18/13	245,573	245,394	179
	Japanese Yen	Buy	11/20/13	2,250,381	2,229,820	20,561
	Japanese Yen	Sell	11/20/13	2,250,381	2,251,699	1,318
	Norwegian Krone	Buy	9/18/13	682,375	701,735	(19,360)
	Norwegian Krone	Sell	9/18/13	682,375	703,764	21,389
	Polish Zloty	Buy	9/18/13	110,610	111,325	(715)
	Polish Zloty	Sell	9/18/13	110,610	110,228	(382)
	Swedish Krona	Buy	9/18/13	321,898	330,752	(8,854)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/13	51,650	66,810	15,160
	Brazilian Real	Buy	10/18/13	3,651	2,860	791
	British Pound	Sell	9/18/13	2,249,611	2,235,984	(13,627)
	Canadian Dollar	Buy	10/18/13	39,736	29,246	10,490
	Czech Koruna	Sell	9/18/13	207,906	206,161	(1,745)
	Euro	Buy	9/18/13	4,935,267	4,919,366	15,901
	Euro	Sell	9/18/13	4,935,267	4,937,472	2,205
	Japanese Yen	Buy	11/20/13	1,199,325	1,188,616	10,709
	Japanese Yen	Sell	11/20/13	1,199,325	1,195,070	(4,255)
	Malaysian Ringgit	Sell	11/20/13	800,020	800,245	225
	Mexican Peso	Buy	10/18/13	146,236	149,362	(3,126)
	Norwegian Krone	Sell	9/18/13	329,527	326,475	(3,052)
	Polish Zloty	Buy	9/18/13	113,732	111,931	1,801
	Polish Zloty	Sell	9/18/13	113,732	112,360	(1,372)
	Russian Ruble	Buy	9/18/13	113,061	115,051	(1,990)
	Russian Ruble	Sell	9/18/13	113,061	113,562	501
	Singapore Dollar	Sell	11/20/13	706,630	706,143	(487)
	South African Rand	Buy	10/18/13	2,009	1,574	435
	Swedish Krona	Buy	9/18/13	450,747	454,742	(3,995)
	Swedish Krona	Sell	9/18/13	450,747	453,643	2,896
	Swiss Franc	Sell	9/18/13	1,545,222	1,530,212	(15,010)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/18/13	13,933	9,822	(4,111)
	British Pound	Buy	9/18/13	698,374	697,091	1,283
	British Pound	Sell	9/18/13	698,374	691,181	(7,193)
	Euro	Buy	9/18/13	685,571	690,864	(5,293)
	Euro	Sell	9/18/13	685,571	684,085	(1,486)
	Japanese Yen	Buy	11/20/13	339,605	344,853	(5,248)
	Japanese Yen	Sell	11/20/13	339,605	338,403	(1,202)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/18/13	61,767	34,265	(27,502)
	Brazilian Real	Buy	10/18/13	3,651	2,461	1,190
	British Pound	Buy	9/18/13	1,351,037	1,346,702	4,335
	British Pound	Sell	9/18/13	1,351,037	1,344,546	(6,491)
	Canadian Dollar	Sell	10/18/13	812,932	822,431	9,499
	Czech Koruna	Sell	9/18/13	207,906	206,203	(1,703)
	Euro	Buy	9/18/13	257,998	260,195	(2,197)
	Israeli Shekel	Buy	10/18/13	7,206	7,191	15
	Japanese Yen	Buy	11/20/13	36,170	31,738	4,432
	Mexican Peso	Buy	10/18/13	196,035	202,375	(6,340)
	Norwegian Krone	Sell	9/18/13	30,524	33,074	2,550
	Polish Zloty	Buy	9/18/13	113,052	111,756	1,296
	Polish Zloty	Sell	9/18/13	113,052	110,975	(2,077)
	Singapore Dollar	Sell	11/20/13	743,009	742,729	(280)
	Swedish Krona	Sell	9/18/13	41,331	41,728	397
	Swiss Franc	Sell	9/18/13	352,877	341,346	(11,531)
UBS AG
	Australian Dollar	Sell	10/18/13	722,658	750,555	27,897
	British Pound	Buy	9/18/13	891,601	884,940	6,661
	British Pound	Sell	9/18/13	891,601	883,317	(8,284)
	Canadian Dollar	Sell	10/18/13	286,594	283,328	(3,266)
	Euro	Buy	9/18/13	1,818,806	1,805,300	13,506
	Japanese Yen	Buy	11/20/13	1,277,372	1,262,485	14,887
	Japanese Yen	Sell	11/20/13	1,277,372	1,274,105	(3,267)
	Mexican Peso	Buy	10/18/13	145,736	151,313	(5,577)
	New Zealand Dollar	Buy	10/18/13	17,951	13,680	4,271
	Norwegian Krone	Sell	9/18/13	55,251	42,692	(12,559)
	Polish Zloty	Buy	9/18/13	221,220	222,651	(1,431)
	Polish Zloty	Sell	9/18/13	221,220	220,689	(531)
	Russian Ruble	Buy	9/18/13	107,269	109,250	(1,981)
	Russian Ruble	Sell	9/18/13	107,269	107,784	515
	Singapore Dollar	Sell	11/20/13	794,519	794,157	(362)
	Swedish Krona	Sell	9/18/13	15,914	16,046	132
	Swiss Franc	Sell	9/18/13	675,228	664,800	(10,428)
WestPac Banking Corp.
	Australian Dollar	Sell	10/18/13	35,232	8,691	(26,541)
	British Pound	Buy	9/18/13	306,962	296,256	10,706
	Euro	Buy	9/18/13	323,819	314,901	8,918
	Japanese Yen	Buy	11/20/13	2,250,381	2,232,837	17,544
	Japanese Yen	Sell	11/20/13	2,250,381	2,253,273	2,892

Total						$106,337

FUTURES CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	55	$1,982,277	Sep-13	$(16,537)
Euro-Bobl 5 yr (Long)	53	8,760,834	Sep-13	(79,368)
Euro-Bund 10 yr (Long)	42	7,807,938	Sep-13	(144,377)
Euro-Buxl 30yr Bond (Long)	16	2,648,798	Sep-13	(111,279)
Euro-Schatz 2 yr (Long)	17	2,479,799	Sep-13	(3,303)
FTSE 100 Index (Short)	20	1,986,096	Sep-13	(22,071)
Japanese Government Bond 10 yr (Long)	19	27,933,493	Sep-13	220,822
MSCI EAFE Index Mini (Short)	62	5,244,270	Sep-13	(31,653)
NASDAQ 100 Index E-Mini (Short)	56	3,442,320	Sep-13	(177,744)
S&P 500 Index E-Mini (Long)	56	4,567,640	Sep-13	89,011
U.K. Gilt 10 yr (Long)	25	4,238,431	Dec-13	(5,099)
U.S. Treasury Bond 30 yr (Long)	7	923,344	Dec-13	10,541
U.S. Treasury Note 10 yr (Long)	24	2,982,750	Dec-13	15,142
U.S. Treasury Note 10 yr (Short)	191	23,737,719	Dec-13	(122,722)
U.S. Treasury Note 5 yr (Long)	66	7,898,859	Dec-13	23,312
U.S. Treasury Note 2 yr (Long)	19	4,175,250	Dec-13	2,042

Total				$(353,283)

WRITTEN EQUITY OPTIONS OUTSTANDING at 8/31/13 (premiums $96,318) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

S&P 500 Index (Call)	Sep-13/$1,720.00	13,580	$10,516
SPDR S&P 500 ETF Trust (Call)	Sep-13/169.00	64,142	35,920
SPDR S&P 500 ETF Trust (Call)	Sep-13/170.00	64,142	23,733

Total			$70,169

TBA SALE COMMITMENTS OUTSTANDING at 8/31/13 (proceeds receivable $2,061,406) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, September 1, 2043	$2,000,000	9/12/13	$2,066,094

Total			$2,066,094

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$361,000	(E)	$(43)	9/18/23	3 month USD-LIBOR-BBA	2.20%	$(25,100)
	Barclays Bank PLC
		2,804,000	(E)	(276)	9/18/15	0.45%	3 month USD-LIBOR-BBA	6,958
		3,146,000	(E)	5,383	9/18/23	3 month USD-LIBOR-BBA	2.20%	(212,981)
	Citibank, N.A.
		2,210,000	(E)	719	9/18/43	3 month USD-LIBOR-BBA	3.15%	(235,507)
		5,500,000	(E)	1,411	9/18/15	3 month USD-LIBOR-BBA	0.45%	(12,779)
		13,900,000	(E)	35,484	9/18/18	3 month USD-LIBOR-BBA	1.15%	(406,675)
		64,600,000	(E)	405,255	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,078,631)
	Credit Suisse International
		705,000	(E)	334	9/18/18	1.15%	3 month USD-LIBOR-BBA	22,760
		1,031,000	(E)	(10)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(2,670)
		12,000,000	(E)	203,040	9/18/23	3 month USD-LIBOR-BBA	2.20%	(629,880)
		487,000	(E)	(3,613)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(55,669)
		2,135,000	(E)	512	9/18/23	2.20%	3 month USD-LIBOR-BBA	148,703
	Goldman Sachs International
		431,000	(E)	(831)	9/18/18	1.15%	3 month USD-LIBOR-BBA	12,879
		16,000	(E)	421	9/18/43	3 month USD-LIBOR-BBA	3.15%	(1,289)
		729,000	(E)	(7,368)	9/18/23	2.20%	3 month USD-LIBOR-BBA	43,233
		225,000	(E)	2,617	9/18/18	3 month USD-LIBOR-BBA	1.15%	(4,541)
		1,339,000	(E)	(122)	9/18/15	0.45%	3 month USD-LIBOR-BBA	3,332
	JPMorgan Chase Bank N.A.
		56,000	(E)	1,095	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,792)

	Total	$644,008			$(5,430,649)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$3,196,800	(E)	$192,482	9/18/23	3 month USD-LIBOR-BBA	2.20%	$(29,407)
		2,000,000	(E)	(47,839)	9/18/18	1.15%	3 month USD-LIBOR-BBA	15,781
		400,000	(E)	(41,047)	9/18/43	3.15%	3 month USD-LIBOR-BBA	1,709
		2,900,000	(E)	(96,441)	9/18/18	1.15%	3 month USD-LIBOR-BBA	(4,192)
		4,200,000	(E)	(294,454)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(2,932)
		120,000	(E)	(7,106)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,224
		142,000	(E)	411	9/18/15	3 month USD-LIBOR-BBA	0.45%	45
		374,000	(E)	10,618	9/18/18	3 month USD-LIBOR-BBA	1.15%	(1,279)
		10,000	(E)	989	9/18/43	3 month USD-LIBOR-BBA	3.15%	(80)
		247,000	(E)	(15,490)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,654
		89,000	(E)	(1,981)	9/18/18	1.15%	3 month USD-LIBOR-BBA	850
		102,000	(E)	(6,101)	9/18/23	2.20%	3 month USD-LIBOR-BBA	979
		101,000	(E)	(10,275)	9/18/43	3.15%	3 month USD-LIBOR-BBA	521
		416,000	(E)	10,375	9/18/18	3 month USD-LIBOR-BBA	1.15%	(2,858)
		18,000	(E)	1,026	9/18/23	3 month USD-LIBOR-BBA	2.20%	(224)
		229,800	(E)	9,771	9/18/23	3 month USD-LIBOR-BBA	2.20%	(6,180)
		53,000	(E)	(32)	9/18/15	0.45%	3 month USD-LIBOR-BBA	104

	Total	$(295,094)			$(24,285)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(31,358)
	8,900,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(113,155)
baskets	228,973	—	3/14/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	171,546
units	5,817	—	3/14/14	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(325,050)
Barclays Bank PLC
	$5,018,306	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	44,984
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(80,349)
	8,900,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(99,030)
Citibank, N.A.
	800,000	—	11/7/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(32,240)
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	31,004
	1,700,000	—	3/7/23	(2.80%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(68,751)
baskets	100	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(439,281)
units	1,616	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	261,504
units	849	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	137,345
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(103,384)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(56,464)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(31,461)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(16,193)
	42,883	—	9/19/13	(3 month USD-LIBOR-BBA plus 0.05%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(29,078)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(131,828)
	8,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(83,393)
shares	94,529	—	7/2/14	(3 month USD-LIBOR-BBA plus 0.10%)	Vanguard Index Funds - MSCI Emerging Markets ETF	(47,437)
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(10,766)
	35,802	—	5/19/14	(3 month USD-LIBOR-BBA plus 0.25%)	Vanguard FTSE Emerging Markets ETF	(28,480)
Goldman Sachs International
	1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(55,367)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(58,728)
	8,900,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(108,865)
JPMorgan Chase Bank N.A.
	13,500,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(279,031)
	107,192	1,290	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	458

Total	$1,290		$(1,582,848)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	NA IG Series 20 Index	BBB-/P	$(39,166)	$5,750,000	6/20/18	100 bp	$14,641
	Barclays Bank PLC
	EM Series 19 Index	BBB-/P	(1,284,000)	10,700,000	6/20/18	500 bp	(485,150)
	NA HY Series 20 Index	BBB-/P	(473,395)	14,566,000	6/20/18	500 bp	238,866
	NA IG Series 20 Index	BBB-/P	(6,649)	1,835,000	6/20/18	100 bp	10,522
	NA IG Series 20 Index	BBB+/P	(2,963)	200,000	6/20/18	100 bp	(1,091)
	Citibank, N.A.
	EM Series 19 Index	BBB-/P	(84,100)	725,000	6/20/18	500 bp	(29,972)
	Credit Suisse International
	CMBX NA BBB Index	B+/P	88	3,000	5/11/63	300 bp	(250)
	CMBX NA BBB Index	B/P	1,222	10,000	5/11/63	300 bp	96
	CMBX NA BBB Index	BB+/P	970	10,000	5/11/63	300 bp	(156)
	CMBX NA BBB Index	B+/P	191	10,000	5/11/63	300 bp	(935)
	CMBX NA BBB Index	BBB+/P	101	13,000	5/11/63	300 bp	(1,363)
	CMBX NA BBB Index	BB+/P	1,274	16,000	5/11/63	300 bp	(528)
	CMBX NA BBB Index	BB+/P	2,260	20,000	5/11/63	300 bp	7
	CMBX NA BBB Index	BB+/P	1,940	20,000	5/11/63	300 bp	(312)
	CMBX NA BBB Index	BB+/P	1,596	20,000	5/11/63	300 bp	(656)
	CMBX NA BBB Index	BB+/P	1,549	20,000	5/11/63	300 bp	(704)
	CMBX NA BBB Index	BB+/P	1,316	20,000	5/11/63	300 bp	(937)
	CMBX NA BBB Index	B+/P	609	20,000	5/11/63	300 bp	(1,644)
	CMBX NA BBB Index	BBB-/P	352	20,000	5/11/63	300 bp	(1,900)
	CMBX NA BBB Index	B+/P	353	23,000	5/11/63	300 bp	(2,237)
	CMBX NA BBB Index	BBB+/P	302	26,000	5/11/63	300 bp	(2,626)
	CMBX NA BBB Index	B+/P	2,052	50,000	5/11/63	300 bp	(3,579)
	CMBX NA BBB Index	BBB-/P	35,330	461,000	5/11/63	300 bp	(16,586)
	NA HY Series 20 Index	BBB+/P	(78,750)	2,000,000	6/20/18	500 bp	19,048
	NA IG Series 20 Index	BBB-/P	(13,844)	2,800,000	6/20/18	100 bp	12,358
	Deutsche Bank AG
	EM Series 19 Index	BBB-/P	(352,500)	3,000,000	6/20/18	500 bp	(128,523)
	EM Series 19 Index	BBB-/P	(90,400)	800,000	6/20/18	500 bp	(30,673)
	NA HY Series 20 Index	BBB-/P	(173,906)	5,300,000	6/20/18	500 bp	85,258
	NA HY Series 20 Index	BBB+/P	(210,000)	4,000,000	6/20/18	500 bp	(14,404)
	NA IG Series 20 Index	BBB-/P	(1,079)	320,000	6/20/18	100 bp	1,915
	Goldman Sachs International
	NA IG Series 20 Index	BBB-/P	(14,648)	2,665,000	6/20/18	100 bp	10,291
	JPMorgan Chase Bank N.A.
	EM Series 18 Index	BBB-/P	(112,800)	800,000	12/20/17	500 bp	(56,531)
	EM Series 19 Index	BBB+/P	(64,000)	500,000	6/20/18	500 bp	(26,671)
	NA HY Series 20 Index	BBB-/P	(855,454)	25,825,000	6/20/18	500 bp	407,361

	Total	$(3,806,149)		$(7,065)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $215,554,408.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $227,864,621, resulting in gross unrealized appreciation and depreciation of $12,621,445 and $2,574,350, respectively, or net unrealized appreciation of $10,047,095.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$11,166,000	$—	$—	$1,402	$11,166,000
	Putnam Short Term Investment Fund *	54,887,051	21,162,608	31,337,480	4,608	44,712,179
	Totals	$66,053,051	$21,162,608	$31,337,480	$6,010	$55,878,179
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $185,373,765 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,590,198 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $6,853,181.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$2,792,600	$921,522	$—
Capital goods	3,109,974	819,404	—
Communication services	2,542,739	291,030	—
Conglomerates	1,542,696	65,179	—
Consumer cyclicals	10,618,362	1,281,395	—
Consumer staples	7,370,267	623,951	—
Energy	5,714,546	142,592	—
Financials	17,107,905	2,583,018	—
Health care	9,366,960	282,483	—
Technology	11,128,854	980,609	—
Transportation	1,285,153	450,694	—
Utilities and power	1,799,497	254,764	—
Total common stocks	74,379,553	8,696,641	—
Commodity linked notes	—	10,888,735	—
Convertible bonds and notes	—	41,803	—
Convertible preferred stocks	—	33,228	—
Corporate bonds and notes	—	14,901,279	—
Investment companies	136,034	—	—
Mortgage-backed securities	—	4,242,084	—
Preferred stocks	—	101,210	—
Purchased equity options outstanding	—	1,055,264	—
U.S. government and agency mortgage obligations	—	9,363,906	—
U.S. treasury obligations	—	1,146,008	—
Short-term investments	64,868,179	48,057,792	—

Totals by level	$139,383,766	$98,527,950	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$106,337	$—
Futures contracts	(353,283)	—	—
Written equity options outstanding	—	(70,169)	—
TBA sale commitments	—	(2,066,094)	—
Interest rate swap contracts	—	(5,803,848)	—
Total return swap contracts	—	(1,584,138)	—
Credit default contracts	—	3,799,084	—

Totals by level	$(353,283)	$(5,618,828)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$3,884,899	$85,815
Foreign exchange contracts	596,297	489,960
Equity contracts	1,714,670	1,187,500
Interest rate contracts	1,129,927	8,413,271

Total	$7,325,793	$10,176,546

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	280,000
Written equity option contracts (number of contracts)	110,000
Futures contracts (number of contracts)	700
Forward currency contracts (contract amount)	$189,300,000
OTC interest rate swap contracts (notional)	$108,500,000
Centrally cleared interest rate swap contracts (notional)	$10,900,000
OTC total return swap contracts (notional)	$156,300,000
OTC credit default swap contracts (notional)	$84,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013